INTANGIBLE ASSETS, NET (Details Narrative)						2 Months Ended		12 Months Ended
		Dec. 06, 2024 USD ($)	May 03, 2023 USD ($)	May 01, 2023 USD ($)	Feb. 16, 2022 item	Apr. 30, 2022 item	Feb. 16, 2022 USD ($) item	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item
Indefinite-Lived Intangible Assets [Line Items]
Acquisition cost		$ 120,000	$ 120,000
Mined out	[1]							$ 513,405	$ 285,928	$ 327,605
Book value of bitcoins transferred to other unknown wallets										3,469,762
Impairment loss	[2]								$ 3,944,809	$ 2,326,444
Bitcion Cryptocurrencies [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies held | item					95.23843	10.99718523		125.8584797
USD Coin Cryptocurrencies [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies held | item					2,005,537.5			2,005,537.50
Filecoin [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies | item								628,882.88	247,811.36
Filecoin [Member] | Physical Mining Business [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies | item					7.86772699		7.86772699	98,111.37	64,340.29	115.49
Mined out							$ 327,257	$ 513,405	$ 285,928	$ 348
Purchase and Sale Agreement [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total price consideration			$ 120,000	$ 120,000

[1]	During 2024, the Company mined out 98,111.37 Filecoins from the Filecoin physical mining business, and the Company recognized a total revenue of $513,405 based on the lowest transaction price on the Coinbase platform on the day of receiving the Filecoin rewards.
[2]	As of April 22, 2024, the Company has not made positive progress in recovering its crypto assets out of control. Although it is considered inappropriate from a legal perspective for the Sheyang County Public Security Bureau to implement seizure procedures on the Company’s crypto assets, the Company still cannot estimate the time it may take to recover those crypto assets. Therefore, the Company has decided to make a provision for impairment of all the crypto assets out of control, with the impairment amount of $3,944,809 for the year ended December 31, 2023, to eliminate the potential significant uncertainty on the financial statements.